UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Paul B. Ordonio, President and Principal Executive Officer Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka Law Office of C. Richard Ropka 215 Fries Mill Road Turnersville, NJ 08012

Registrant's telephone number, including area code: (888) 263-5593

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

	Monteagle Fixed Income Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares/Par Value		Value

CORPORATE BONDS - 45.38%

Aerospace & Defense - 1.69%
750,000	General Dynamics Corp., 3.75%, 05/15/2025	$ 756,608

Automotive - 1.09%
500,000	AmericanHonda Finance, 2.90%, 02/16/2024	488,432

Banks - 6.65%
500,000	JPMorgan Chase &C Co., 4.35%, 08/15/2021	516,295
500,000	Northern Trust Corp., 2.375%, 08/02/2022	486,363
500,000	PNC Funding Corp., 4.375%, 08/11/2020	513,857
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	491,764
1,000,000	Westpac Banking Corp., 3.35%, 03/08/2027	964,047
		2,972,326
Capital Goods - 6.95%
250,000	3M Company, 2.00%, 06/26/2022	241,531
750,000	Deere & Co., 4.375%, 10/16/2019	765,265
500,000	General Electric Cap, 5.55%, 05/04/2020	523,079
500,000	General Electric Co., 3.15%, 09/07/2022	493,653
625,000	Honeywell Intl., 1.85%, 11/01/2021	603,302
500,000	Precision Castparts, 2.50%, 01/15/2023	485,183
		3,112,013
Diversified Financial Services - 1.68%
500,000	Berkshire Hathaway, 3.00%, 05/15/2022	501,122
250,000	CME Group, Inc., 3.00%, 09/15/2022	247,462
		748,584
Diversified Telecommunication Services - 1.71%
750,000	AT&T Inc., 5.80%, 02/15/2019	765,725

Energy Equipment & Services - 1.68%
750,000	Halliburton Co., 2.00%, 08/01/2018	749,387

Engineering & Construction - 0.77%
350,000	Fluor Corp., 3.50%, 12/15/2024	345,555

Food & Staples Retailing - 0.55%
250,000	Costco Wholesale Corp., 1.70% 12/15/2019	246,916

Food, Beverage & Tobacco - 1.08%
500,000	Phillip Morris Intl., 2.50%, 08/22/2022	483,240

Health Care Equipment & Services - 5.54%
500,000	AstraZeneca Plc., 1.95%, 09/18/2019	495,569
500,000	Novartis Capital Corp, 2.40%, 05/17/2022	488,060
750,000	Becton Dickinson & Co., 3.125%, 11/08/2021	741,536
250,000	Medtronic, Inc., 3.125%, 03/15/2022	249,475
500,000	Gilead Sciences Inc, 3.25%, 09/01/2022	499,721
		2,474,361
Media - 1.08%
500,000	Comcast Corp., 3.00%, 02/01/2024	482,180

Oil & Gas - 2.20%
250,000	Shell International, 2.375%, 08/21/2022	242,650
500,000	BP Capital Markets, Plc, 2.50%, 11/06/2022	484,810
250,000	BP Capital Markets, 4.75%, 03/10/2019	254,044
		981,504
Oil, Gas & Consumable Fuels - 0.87%
200,000	Chevron Corp., 2.566% 05/16/2023	194,262
200,000	Chevron Corp., 2.954% 05/16/2026	192,389
		386,651
Pharmaceuticals - 1.71%
750,000	Glaxosmithkline Cap, Inc., 3.875%, 05/15/2025	761,919

Semiconductors & Semiconductor Equipment - 2.20%
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	984,981

Software & Services - 1.09%
500,000	Oracle Corp., 2.50%, 10/15/2022	488,451

Technology Hardware & Equipment - 3.91%
1,000,000	Apple Inc., 3.20% 05/13/2025	984,172
750,000	Cisco Systems, Inc. 4.95%, 02/15/2019	762,518
		1,746,690
Utilities - 2.91%
500,000	Duke Energy Florida, 4.55%, 04/01/2020	514,922
770,000	Georgia Power Co., 4.25%, 12/01/2019	785,512
		1,300,434

TOTAL FOR CORPORATE BONDS (Cost $20,952,833) - 45.38%		$ 20,275,957

MORTGAGE-BACKED SECURITIES- 12.42% (a)
Federal Home Loan Mortgage Corporation- 4.52%
267,899	Pool J19285 2.5%, 06/01/2027	262,943
241,828	Pool Q157673.00%, 02/01/2043	236,615
216,291	Pool G07163 3.50%, 10/01/2042	217,523

539,737	Pool G07961 3.50%, 03/01/2045	541,639
151,772	Pool A94289 4.00%, 10/01/2040	156,509
452,960	Pool G08618 4.00%, 12/01/2044	465,010
97,431	Pool A947184 4.50%, 02/01/2041	102,568
26,467	Series 15L 7.00%, 07/25/2023	28,170
9,972	Series 2841 BY 5.00%, 08/15/2019	9,796
		2,020,773

Federal National Mortgage Association- 7.43%
248,286	Pool AL1869 3.00%, 06/01/2027	248,622
157,579	Pool AB8898 3.00%, 04/01/2043	154,235
303,924	Pool AB9238 3.00%, 05/01/2043	297,473
196,816	Pool AU1619 3.50%, 07/01/2043	197,537
622,716	Pool AU3763 3.50%, 08/01/2043	625,120
861,443	Pool AB3690 4.00%, 10/01/2041	887,647
155,114	Pool AO0763 4.00%, 02/01/2042	159,742
246,270	Pool AK3402 4.00%, 04/01/2042	253,623
173,476	Pool AL7729 4.00%, 06/01/2043	178,624
171,730	Pool AL5097 4.00%, 10/01/2041	181,154
41,063	2007- 40 5.50%, 05/25/2037	44,466
20,569	Pool 754289 6.00%, 11/01/2033	22,781
24,243	Pool 882684 6.00%, 06/01/2036	26,837
39,072	Pool 545759 6.50%, 07/02/2032	43,767
		3,321,628
Government National Mortgage Association- 0.46%
116,793	2012-91 2.00%, 09/20/2041	109,560
30,973	2012-52 3.50%, 12/20/2039	31,303
9,574	Pool 648337 5.00%, 10/15/2020	9,797
18,324	Pool 676516 6.00%, 02/15/2038	20,144
32,131	Pool 476998 6.50%, 07/15/2029	35,859
		206,663

TOTAL FOR MORTGAGE-BACKED SECURITIES (COST $5,735,697) - 12.42%		$ 5,549,064

REAL ESTATE INVESTMENT TRUSTS - 1.67%
750,000	Simon Property Group, 2.20%, 02/01/2019	747,943

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $755,625) - 1.67%		$ 747,943

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.29% (a)
U.S. Treasury Notes- 25.21%
2,000,000	1.625%, 08/15/2022	1,919,844
250,000	1.75%, 09/30/2019	248,076
2,000,000	1.75%, 05/15/2022	1,934,844
750,000	2.00%, 11/15/2021	735,527
250,000	2.00%, 02/15/2022	244,688
1,250,000	2.125%, 08/15/2021	1,232,910
250,000	2.125%, 06/30/2022	245,146
250,000	2.25%, 03/31/2021	248,125

1,000,000	2.25%, 11/15/2024	970,117
1,000,000	2.375%, 05/15/2027	964,219
250,000	2.50%, 08/15/2023	247,754
750,000	2.625%, 08/15/2020	752,842
750,000	2.75%, 11/15/2023	752,168
250,000	3.625%, 02/15/2020	255,127
500,000	3.625%, 02/15/2021	514,512
		11,265,899
Federal Home Loan Banks- 0.45%
210,000	2.375%, 03/13/2026	201,513

Federal Home Loan Mortgage Corporation- 3.75%
500,000	1.75%, 05/30/2019	497,415
1,000,000	4.875%, 06/13/2018	1,000,991
175,000	5.00% 12/14/2018	177,478
		1,675,884
Federal National Mortgage Association- 4.88%
500,000	1.875%, 09/18/2018	499,760
1,000,000	2.125%, 04/24/2026	940,793
750,000	2.625%, 09/06/2024	740,293
		2,180,846

TOTAL FOR U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $16,145,463) - 34.29%		$ 15,324,142

MONEY MARKET FUND - 5.88%
2,629,986	Federated Government Obligations Fund-Institutional Shares - 0.94% **	2,629,986

TOTAL FOR MONEY MARKET FUND (Cost $2,629,986) - 5.89%		$ 2,629,986

TOTAL INVESTMENTS (Cost $46,219,604) *** - 99.65%		$ 44,527,092

OTHER ASSETS LESS LIABILITIES - 0.35%		156,105

NET ASSETS - 100.00%		$ 44,683,197

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $46,219,604 amounted to $912,228, which consisted of aggregate gross unrealized appreciation of $92,857 and aggregate gross unrealized depreciation of $1,005,085.

NOTES TO FINANCIAL STATEMENTS
Monteagle Fixed Income Fund
1. SECURITY TRANSACTIONS

At May 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $46,219,604 amounted to $912,228, which consisted of aggregate gross unrealized appreciation of $92,857 and aggregate gross unrealized depreciation of $1,005,085.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Corporate Bonds		$ 20,275,957		$ 20,275,957
	Real Estate Investment Trusts	$ 747,943			$ 747,943
	US Government & Agency Obligations		$ 15,324,142		$ 15,324,142
	Mortgage-Backed Securities	$ 5,549,064			$ 5,549,064
	Fidelity Money Market Portfolio Institutional Class	$ 2,629,986			$ 2,629,986
		$ 8,926,993	$ 35,600,099	$ 0	$ 44,527,092

Monteagle Informed Investor Growth Fund
Schedule of Investments
May 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 70.23%

Capital Goods - 2.04%
1,600	Caterpillar, Inc.	$ 243,056
		243,056
Consumer Services - 3.40%
3,000	Marriot International	406,080
3,900	Starbucks Corp.	221,013
		627,093
Diversified Financials - 4.99%
9,400	E*TRADE Financial Corporation *	595,490
		595,490
Energy - 1.66%
2,500	Marathon Petroleum Corporation	197,575
		197,575
Healthcare Equipment & Services - 14.03%
2,000	Align Technology, Inc. *	663,900
8,400	HealthEquity, Inc. *	624,204
1,600	UnitedHealth Group	386,416
		1,674,520
Oil & Gas - 3.04%
4,700	HollyFrontier Corp.	362,746
4,900	Valero Energy Corp.	593,880
		956,626
Pharmaceuticals, Biotechnology & Life Science - 2.95%
4,200	Zoetis Inc.	351,540
		351,540
Retailing - 1.64%
120	Amazon.com, Inc. *	195,554
2,100	NetFlix, Inc. *	738,360
		933,914
Software & Services - 20.15%
2,500	Adobe Systems, Inc. *	623,200
2000	Alibaba Group Holdings Ltd. *	396,020
1,500	Autohome Inc-ADR *	169,080
4,200	Grubhub Inc. *	450,282
1,800	Mastercard Inc.	342,216
3,000	Paycom Software Inc. *	316,410
600	Servicenow Inc. *	106,566
		2,403,774
Technology Hardware & Equipment - 3.31%
1,900	Palo Alto Networks, Inc. *	395,371
		395,371

TOTAL FOR COMMON STOCKS (Cost $7,377,571) - 70.23%		8,378,959

SHORT-TERM INVESTMENTS - 29.76%
3,550,807	Federated Government Obligations Fund-Institutional Shares - 0.94%, **	3,550,807

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $348,877) - 29.76%		3,550,807

TOTAL INVESTMENTS (Cost $10,928,379) *** - 99.99%		11,929,766

OTHER ASSETS LESS LIABILITIES - 0.01%		1,459

NET ASSETS - 100.00%		$ 11,931,225

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,928,379 amounted to $1,001,388, which consisted of aggregate gross unrealized appreciation of $1,047,412 and aggregate gross unrealized depreciation of $46,024.

NOTES TO FINANCIAL STATEMENTS
Monteagle Informed Investor Growth Fund
1. SECURITY TRANSACTIONS

 At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,928,379  amounted to $1,001,388, which consisted of aggregate gross unrealized appreciation of $1,047,412 and aggregate gross unrealized depreciation of $46,024.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 8,378,959	$ -	$ -	$ 8,378,959.40
	Short-Term Investments:	$ 3,550,807	$ -	$ -	$ 3,550,807.08
		$ 11,929,766	$ -	$ -	$ 11,929,766.48

	Monteagle Quality Growth Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 96.46%

Capital Goods - 12.21%
4,034	3M, Co.	$ 795,626
5,050	Caterpillar	767,146
1,997	Honeywell International, Inc.	295,376
1,215	Lockheed Martin Corp.	382,166
1,842	Northrop Grumman Corp.	602,795
2,403	Raytheon Co.	503,429
		3,346,537
Chemicals - 5.61%
12,769	Abermarble Corp.	1,193,518
2,400	Ecolab, Inc.	342,264
		1,535,782
Consumer Services - 2.57%
4,400	McDonald's Corp.	704,044
		704,044
Diversified Financial Services - 1.40%
720	Black Rock, Inc.	384,646
		384,646
Food, Beverage and Tobacco - 11.72%

19,221	Altria Group, Inc.	1,071,379
15,233	Coca-Cola Co.	655,019
10,500	Monster Beverage Corp. *	537,180
9,450	Pepsi, Inc.	947,363
		3,210,940
Healthcare Equipment & Services - 13.06%
12,769	Celgene Corp. *	1,004,665
4,524	Cigna Corp.	766,230
5,692	Johnson & Johnson	680,877
4,666	UnitedHealth Group, Inc.	1,126,886
		3,578,658
Media - 5.41%
33,918	Comcast Corp. Class A	1,057,563
4,256	Walt Disney Co. *	423,344
		1,480,908
Retailing - 8.53%
775	Amazon.com, Inc. Class C *	1,262,956
3,694	Home Depot, Inc.	689,116
4,250	TJX Cosmetics, Inc.	383,860
		2,335,931
Security & Commodity Exchange - 1.28%
4,935	Intercontinental Exchange, Inc.	349,842
		349,842
Semiconductors & Semiconductor Equipment - 5.49%
8,790	Applied Materials, Inc.	446356.2
4,195	Broadcom Ltd.	1,057,434
		1,503,790
Software & Services- 16.01%
793	Alphabet, Inc. Class A *	872,300
511	Alphabet, Inc. Class C *	554,430
3,293	Facebook, Inc. *	631,532
13,084	Microsoft Corp.	1,293,223
7,914	Visa, Inc. Class A	1034518.08
		4,386,002
Technology Hardware & Equipment - 5.67%
8,317	Apple, Inc.	1,554,198
		1,554,198
Transportation - 4.44%

3,176	FedEx Corp.	791,205
2988	Union Pacific Corp.	426,567
		1,217,772
Utilities - 3.06%
13,500	Edison International	839,160
		839,160

TOTAL FOR COMMON STOCKS (Cost $19,486,013) - 96.46%		26,428,208.88

SHORT TERM INVESTMENTS - 5.02%
1,375,897	Federated Government Obligations Fund-Institutional Shares - 0.94%, **	1,375,897

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,375,897) - 5.02%		1,375,897

TOTAL INVESTMENTS (Cost $20,861,911) *** - 101.48%		27,804,106

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.48%)		(405,343)

NET ASSETS - 100.00%		27,398,763

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,861,911 amounted to $6,942,196, which consisted of aggregate gross unrealized appreciation of $7,392,306 and aggregate gross unrealized depreciation of $450,111.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Quality Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,861,911 amounted to $6,942,196, which consisted of aggregate gross unrealized appreciation of $7,392,306 and aggregate gross unrealized depreciation of $450,111.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 26,428,209	$ -	$ -	$ 26,428,209
	Short Term Investments	$ 1,375,897	-	-	$ 1,375,897
		$ 27,804,106	$ -	$ -	$ 27,804,106

	Monteagle Select Value Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 91.27%

Automobiles & Components - 4.98%
27,400	Goodyear Tire & Rubber Co.	669,382
		669,382
Capital Goods - 14.81%
3,800	Acuity Brands, Inc.	449,350
33,000	Arconic Inc.	582,450
13,500	Johnson Controls Internation	453,060
14,000	Quanta Services, Inc. *	504,140
		1,989,000
Chemicals - 5.04%
24,600	Mosaic Co. *	676,254

		676,254
Diversified Financials - 4.33%
15,600	Legg Mason, Inc.	581,412
		581,412
Equity Real Estate Invesment Trust - 4.79%
6,520	Baker Hughes	156,284
31,500	Kimco Realty Corp.	486,990
		643,274
Food, Beverage & Tobacco - 2.31%
4,605	Tyson Foods, Inc.	310,699
		310,699
Health Care Equipment & Services- 12.94%
2,300	Alexion Pharmaceuticals, Inc. *	267,099
7,200	Celgene Corp. *	566,496
13,925	Envision Healthcare Holdings, Inc. *	597,104
2,670	Universal Health Services, Inc. Class B	306,997
		1,737,696
Insurance - 4.36%
2600	Everest Re Group Ltd.	585,754
		585,754
Oil & Gas Equipment Services - 9.77%
23,000	Baker Hughes	795,570
7,525	Schlumberger Ltd. *	516,742
		1,312,312
Oil & Gas Exploration & Production - 5.03%
2,100	Cimarex Energy Co.	195,132
6,000	Devon Energy Corp.	249,420
7,900	Newfield Exploration Co. *	230,996
		675,548
Retailing - 6.71%
430	AutoZone, Inc. *	279,208
14,450	Signet Jewelers Ltd.	621,350
		900,558
Technology Hardware & Equipment - 8.50%
19,350	Juniper Networks Inc.	515,484
7,500	Western Digital Corp.	626,325
		1,141,809
Utilities - 7.69%
19,125	PPL Corp.	522,495
11,160	SCANA Corporation	405,108
1,670	WEC Energy Group, Inc.	105,461
		1,033,064

TOTAL FOR COMMON STOCKS (Cost $13,063,655) - 91.27%		12,256,761

SHORT TERM INVESTMENTS - 8.64%
1,159,715	Federated Government Obligations Fund-Institutional Shares - 0.94%, **	1,159,715

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,159,715) - 8.64%		1,159,715

TOTAL INVESTMENTS (Cost $14,223,370) *** - 99.98%	13,416,476

OTHER ASSETS LESS LIABILITIES - 0.09%	12,135

NET ASSETS - 100.00%	13,428,610

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,223,370 amounted to ($806,894), which consisted of aggregate gross unrealized appreciation of $574,290 and aggregate gross unrealized depreciation of $1,381,184.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Select Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,223,370 amounted to ($806,894), which consisted of aggregate gross unrealized appreciation of $574,290 and aggregate gross unrealized depreciation of $1,381,184.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs
● Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 12,256,761	$ -	$ -	$ 12,256,761
Short Term Investments	$ 1,159,715	-	-	$ 1,159,715
	$ 13,416,476	$ -	$ -	$ 13,416,476

	Monteagle Value Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 94.16%

Automobiles & Components - 1.31%
12,000	Cooper Tire & Rubber Co.	308,400

Capital Goods - 15.99%
5,000	Eaton Corp. Plc.	382,900
11,000	Fastenal Co.	585,530
17,000	General Electric Co.	239,360
30,000	Schneider Electric SA ADR *	518,400
11,000	Texton, Inc.	732,380
20000	Trinity Industries, Inc.	689,800
400	Triumph Group, Inc.	8,480
79558	Wolseley PLC-ADR	620,950
		3,777,800
Chemicals - 9.51%
20,000	CF Industries Holdings, Inc.	822,800
7,900	Eastman Chemical Co.	824,049
18,800	Huntsman Corp.	601,036
		2,247,885
Commercial & Professional Services - 1.02%
8,000	Nielsen Holdings Plc.	241,360

Consumer Durables & Apparel- 4.72%
12,500	Tapestry, Inc.	546,500
7,000	VF Corp.	568,120
		1,114,620
Containers & Packages - 2.40%
10,400	International Paper Co.	566,400

Diversified Financials - 1.75%
4,813	Macquarie Group, Ltd. ADR	414,568

Food Beverage & Tobacco - 2.98%

18,000	Flowers Foods, Inc.	365,400
8,000	General Mills	338,320
		703,720
Health Care Equipment & Services - 3.03%
22,680	MDC Holdings, Inc.	716,234

Metals & Mining - 5.82%
23000	Commercial Metals Co	543720
9000	Newmont Mining Corp.	350370
7,500	Nucor Corp.	481,425
		1,375,515
Oil, Gas & Consumable Fuels- 14.50%
20,000	HollyFrontier Corp.	1,543,600
12,000	Marathon Oil Corp.	257,160
6,500	Phillips 66	757,185
6,000	Schlujberger LTD.	412,020
7,500	Total SA-SPON ADR	454,875
		3,424,840
Paper & Forest Products - 2.41%
13,000	Schweitzer-Mauduit International, Inc.	569,530

Pharmaceuticals, Biotechnology & Life Science- 6.94%
15,000	AstraZeneca PLC	555,450
9,147	Merck & Co., Inc. NJ	544,521
15,000	Pfizer, Inc.	538,950
		1,638,921
Semiconductors & Semiconductor Equipment - 9.43%
17,000	Intel Corp.	938,400
33,750	Kulicke & Soffa Industries, Inc. *	812,700
8,200	Qualcomm, Inc.	476,584
		2,227,684
Software & Services - 1.73%
2,900	International Business Machines Corp.	409,799

Technology Hardware & Equipment - 2.00%
8,400	Seagate Technology Plc.	473,340

Telecommunications - 5.16%
20,000	AT&T, Inc.	646,400
12,000	Verizon Communications, Inc.	572,040
		1,218,440
Transportation - 1.93%
6,800	Ryder System, Inc.	456,144

Utilities - 1.52%
8,000	Southern Co.	359,200

TOTAL FOR COMMON STOCKS (Cost $15,536,896) - 94.16%		22,244,400

REAL ESTATE INVESTMENT TRUSTS - 2.81%
17,100	Rayonier, Inc.	664,677

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $430,816) - 2.81%		664,677

SHORT TERM INVESTMENTS - 2.85%
672,303	Federated Government Obligations Fund-Institutional Shares - 0.94%, **	672,303

TOTAL FOR SHORT TERM INVESTMENTS (Cost $672,303) - 2.85%		672,303

TOTAL INVESTMENTS (Cost $16,853,730) *** - 99.81%		23,581,380

OTHER ASSETS LESS LIABILITIES - 0.19%		43,830

NET ASSETS - 100.00%		$ 23,625,210

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,640,016 amounted to $6,931,365 which consisted of aggregate gross unrealized appreciation of $7,406,629 and aggregate gross unrealized depreciation of $475,264.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Value Fund
1. SECURITY TRANSACTIONS

At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,640,016 amounted to $6,931,365 which consisted of aggregate gross unrealized appreciation of $7,406,629 and aggregate gross unrealized depreciation of $475,264.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$22,244,400.26	$ -	$ -	$22,244,400.26
	Real Estate Investment Trusts	$ 664,677.00	-	-	$ 664,677.00
	Short Term Investments	$ 672,303.00	-	-	$ 672,303.00
		$23,581,380.26	$ -	$ -	$23,581,380.26

	The Texas Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 98.99%
Banks - 7.08%
2,639	Cadence Bancorp	77,085
787	Comerica, Inc.	74,206
1,499	Cullen/Frost Bankers, Inc.	171,231
1,607	First Financial Bankshares, Inc.	84,528
7,297	Green Bancorp, Inc.	163,818
1,015	Independent Bank Group, Inc.	76,379
1,680	LegacyTexas Financial Group, Inc.	70,543
760	Texas Capital Bancshares, Inc. *	73,226
1,974	Veritex Holdings, Inc. *	60,681
		851,697
Capital Goods - 9.18%
628	Alamo Group, Inc.	57,908
3,930	Comfort Systems USA, Inc.	184,121
1,470	CSW Industrials, Inc. *	71,442
7	DXP Enterprices, Inc. *	273

1,172	Fluor Corp. *	57,123
1,027	Jacobs Engineering Group, Inc.	66,550
329	Lennox International, Inc. *	66,889
3,846	NCI Building Systems, Inc. *	73,996
9,559	Nexeo Solutions, Inc. *	92,531
6,112	Now Inc. *	85,935
2,673	Primoris Services Corp.	69,685
4,310	Quanex Building Products	72,408
1,885	Quanta Services, Inc. *	67,879
3,189	Rush Enterprices, Inc. *	137,223
6	Trinity Industries, Inc.	207
		1,104,168
Chemicals - 4.68%
907	Celanese Corp.	102,418
5,829	Flotek Industries, Inc. *	18,245
2,746	Huntsman Corp.	87,790
1,506	KMG Chemicals Inc.	100,676
6,543	Kronos Worldwide, Inc.	161,874
798	Westlake Chemical Co.	92,353
		563,355
Commercial & Professional Services - 6.03%
1,618	Copart, Inc. *	88,715
8,722	Ennis Inc.	159,177
2,296	Insperity, Inc.	211,232
13,377	NL Industries *	123,737
1,076	Waste Connections, Inc.	82,723
723	Waste Management, Inc.	59,799
		725,383
Construction & Engineering - 0.54%
3,505	KBR Inc.	64,562
		64,562
Construction Materials - 2.25%
1,874	Eagle Materials, Inc.	203,104
1,110	US Concrete, Inc. *	67,655
		270,759
Consumer Durables & Apparel - 2.26%
1,426	DR Horton, Inc.	60,191
4,293	Fossil Group, Inc. *	93,931
4,826	Green Brick Partners, Inc. *	56,947
1,004	LGI Homes, Inc. *	61,154
		272,223
Consumer Finance - 0.29%
1,030	First Cash Financial Services, Inc.	93,473
		93,473
Consumer Services - 0.66%
162	Biglari Holdings, Inc. *	34,861

16	Biglari Holdings, Inc. - Class A	17,334
1,873	Brinker Inter., Inc.	81,906
2,700	Chuy's Holdings, Inc. *	79,515
1,503	Dave & Busters Entertainment, Inc. *	62,585
3,690	Fiesta Restaurant Group, Inc. *	91,697
2,549	Six Flags Entertainment Corp.	164,461
1,563	Wingstop Inc.	79,103
1,823	Service Corp International	66,886
		678,348
Diversified Financials - .40%
223	Texas Pacific Land Trust	157,594
3,840	TPG Specialty Lending Inc.	71,654
829	Westwood Holdings Group Inc.	48,107
		277,355
Food & Staples Retailing - 1.58%
2,922	SYSCO Corp.	190,018
		190,018
Food, Beverage & Tobacco - 2.61%
3,759	Darling Ingredients, Inc. *	70,632
1,552	Dr Pepper Snapple Group, Inc.	185,154
1,985	Farmer Brothers Co. *	57,962
		313,747
Healthcare Equipment & Services - 4.48%
1,381	Addus Homecare Corp. *	79,062
2,046	Integer Holdings Corp. *	135,036
5,095	Tenet Healthcare Corp. *	180,516
1,545	US Physical Therapy, Inc.	144,226
		538,840
Household &Personal Products - 0.74%
885	Kimberly Clark Corp.	89,252
		89,252
Insurance - .58%
588	American national Insurance Co.	69,972
486	National Western Life Group, Inc. *	151,224
1,649	Stewart Information Services	69,571
813	Torchmark Corp.	68,967
		359,734
Integrated Oil & Gas - .74%
1,055	Occidental Petroleum Corp.	88,831
673	Exxon Mobil Corp.	54,675
		143,506
Media - 0.45%
1,662	Cinemark Holdings, Inc.	56,126
820	Nexstar Media Group, Inc.	54,366
		110,492
Metals & Minning - .72%

3,676	Commercial Metals Co.	86,901
		86,901
Oil & Gas - Refining & Marketing - 3.85%
699	Andeavor	100,957
1,770	HollyFrontier Corp.	136,609
5,078	Par Pacific Holdings Inc. *	90,439
1,116	Valero Energy, Corp.	135,259
		463,264
Oil & Gas Drilling - 1.14%
2,955	Diamond Offshore Drilling, Inc. *	53,663
4,032	Patterson-UTI Energy, Inc.	83,382
		137,045
Oil & Gas Equipment Services - 5.25%
4,288	Bristow Group Inc. *	50,727
1,682	Exterran Corp. *	46,356
771	Halliburton Co.	38,350
5,238	Helix Energy Solutions Group *	39,809
5,635	Keane Group Inc. *	82,553
2,000	McDermott International Inc. *	43,460
5,438	NCS Multistage Holdings Inc. *	82,766
8,511	Newpark Resources Inc. *	92,344
1,306	Nine Energy Service Inc. *	45,475
1,322	Oil States International Inc. *	46,799
2,271	Propetro Holding Corp. *	36,949
1,654	Solaris Oilfield Infrast-A *	25,538
		631,125
Oil & Gas Exploration & Production - 5.83%
1,063	Cabot Oil & Gas Corp.	24,290
1,292	ConocoPhillips	87,068
169	Diamonback Energy, Inc.	20,408
2,378	Earthstone Energy Inc. *	21,022
731	EOG Resources, Inc.	86,119
6,384	Kosmos Energy Ltd. *	49,604
1,896	Oasis Petroleum, Inc. *	24,705
117	Pioneer Natural Resources Co.	22,593
1,018	RSP Permian, Inc. *	44,527
1,263	Sabine Royalty Trust	61,887
11,400	Southwestern Energy Co. *	53,922
22,546	W&T Offshore Inc. *	154,440
1,874	Wildhorse Resource Development *	50,336
		700,920
Oil & Gas Storage & Transportation- 1.66%
1,204	Cheniere Energy, Inc. *	80,210
2,100	EnLink Midstream LLC *	36,750
4,940	Kinder Morgan, Inc.	82,399
		199,360

Pharmaceuticals, Biotechnology & Life Science - 1.37%
5,820	Luminex Corp.	164,822
		164,822
Real Estate Management & Development - 0.96%
2,350	Forestar Group, Inc. *	54,990
1,800	HFF, Inc. *	60,696
		115,686
Retailing - 4.01%
2,173	At Home Group Inc. *	75,208
2,850	Carvana Co. *	82,223
4,333	GameStop Corp. Class A	57,196
1,548	Group 1 Automotive, Inc.	108,762
2,644	Michaels Cos., Inc. *	48,544
5,080	Rent -A-Center, Inc.	48,209
4,135	Sally Beauty Holding, Inc. *	62,604
		482,745
Semiconductors & Semiconductor Equipment - 4.73%
2,598	Cirrus Logic, Inc. *	97,373
4,202	Diodes, Inc. *	143,876
1,215	Silicon Laboratories, Inc. *	128,304
1,782	Texas Instruments, Inc.	199,424
		568,977
Software & Services - 7.45%
235	Alliance Data Systems Corp.	49,543
4,508	Blucora Inc. *	171,079
2,699	Cardtronics Plc. *	69,256
3,290	Match Group Inc. *	135,384
1,944	Realpage Inc. *	114,210
8,971	Sabre Corp.	219,879
589	Tyler Technologies, Inc. *	136,424
		895,775
Technology Hardware & Equipment - 4.45%
5,585	Applied Optoelectronics, Inc. *	261,210
6,400	Benchmark Electronic, Inc.	177,280
2,338	National Instruments Corp.	97,308
		535,798
Telecommunications Services - 0.59%
2,200	AT&T, Inc.	71,104
		71,104
Transportation - 1.72%
6,721	Daseke Inc. *	63,984
911	Kirby Corp. *	82,628
1,181	Southwest Airlines Co. *	60,325
		206,937

TOTAL FOR COMMON STOCKS (Cost $10,522,934) - 98.99%		11,907,368.92

CALL OPTIONS *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

30,000	TLT 2018 @ 120.000 Call	67,800

	Total ( $67,800)	$ 67,800

SHORT TERM INVESTMENTS - 0.49%
58,518	Federated Government Obligations Fund-Institutional Shares - 0.67%, **	58,518

TOTAL FOR SHORT TERM INVESTMENTS (Cost $58,518) - 0.49%		58,518

TOTAL INVESTMENTS (Cost $10,581,452) *** - 100.04%		12,033,686.93

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(4,925)

NET ASSETS - 100.00%		$ 12,028,762

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,581,452 amounted to $1,452,235, which consisted of aggregate gross unrealized appreciation of $2,196,795 and aggregate gross unrealized depreciation of $744,560.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
The Texas Fund
1. SECURITY TRANSACTIONS

At May 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,581,452 amounted to $1,452,235, which consisted of aggregate gross unrealized appreciation of $2,196,795 and aggregate gross unrealized depreciation of $744,560.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$11,907,368.92	$ -	$ -	$ 11,907,368.92
	Short Term Investments	$ 58,518.01	-	-	$ 58,518.01
		$11,965,886.93	$ -	$ -	$ 11,965,886.93

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Options	$ 67,800.00	$ -	$ -	$ 67,800.00
		$ 67,800.00	$ -	$ -	$ 67,800.00

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date July 30, 2018

By /s/ Umberto Anastasi

Umberto Anastasi

Treasurer and Principal Financial Officer

Date July 30, 2018